UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001877944

                                                PRKCM 2021-AFC2 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Mark Yoon, Chief Operating Officer, (714) 831-3301

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	Clayton Services LLC (“Clayton”) Narrative
99.2	Clayton Loan Level Tape Compare
99.3	Clayton Valuations Summary
99.4	Clayton Non-ATR QM Upload
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton Conditions Report
99.7	Clayton Waived Conditions Summary
99.8	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.9	Canopy Supplemental Data Report
99.10	Canopy Rating Agency Detail Report
99.11	Canopy Rating Agency Grades Summary Report
99.12	Canopy Valuation Report
99.13	Canopy ATR QM Report
99.14	Canopy Data Compare Report
99.15	Evolve Mortgage Services, LLC (“Evolve”) Narrative
99.16	Evolve Rating Agency Grades
99.17	Evolve Exception Detail
99.18	Evolve Valuation Report
99.19	Evolve Data Compare
99.20	Evolve QM ATR Data

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PARK CAPITAL MANAGEMENT DEPOSITOR LLC

Date: November 15, 2021	By:	/s/ Mark Yoon
	Name:	Mark Yoon
	Title:	Chief Operating Officer

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Narrative
99.2	Clayton Loan Level Tape Compare
99.3	Clayton Valuations Summary
99.4	Clayton Non-ATR QM Upload
99.5	Clayton Rating Agency ATR QM Data Fields
99.6	Clayton Conditions Report
99.7	Clayton Waived Conditions Summary
99.8	Canopy Narrative
99.9	Canopy Supplemental Data Report
99.10	Canopy Rating Agency Detail Report
99.11	Canopy Rating Agency Grades Summary Report
99.12	Canopy Valuation Report
99.13	Canopy ATR QM Report
99.14	Canopy Data Compare Report
99.15	Evolve Narrative
99.16	Evolve Rating Agency Grades
99.17	Evolve Exception Detail
99.18	Evolve Valuation Report
99.19	Evolve Data Compare
99.20	Evolve QM ATR Data